EARNINGS PER SHARE (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Numerator:
Income from continuing operations	$ 149,606	$ 149,943	$ 129,763	$ 144,297	$ 121,514	$ 109,828	$ 98,961	$ 104,365	$ 573,609	$ 434,668	$ 286,081
Income (loss) from discontinued operations									7,436	(482)	(129,769)
NET INCOME	157,115	149,925	129,719	144,286	121,420	109,826	98,790	104,150	581,045	434,186	156,312
Adjustment for basic earnings per share:
Earnings allocated to unvested shareholders									(2,246)	(1,295)	(404)
Numerator for basic earnings per share:
From continuing operations									571,363	433,373	285,677
From discontinued operations									7,436	(482)	(129,769)
Net income (loss) attributable to parent, basic									578,799	432,891	155,908
Adjustment for diluted earnings per share:
Effect of reallocating undistributed earnings of unvested shareholders									31	22	6
Numerator for diluted earnings per share:
From continuing operations									571,394	433,395	285,683
From discontinued operations									7,436	(482)	(129,769)
Net income (loss) attributable to parent, diluted									$ 578,830	$ 432,913	$ 155,914
Denominator:
Denominator for basic earnings per share - weighted-average shares									106,819	106,643	105,711
Effect of dilutive shares from stock options and restricted stock									1,558	1,989	1,693
Denominator for diluted earnings per share - adjusted weighted-average shares									108,377	108,632	107,404
Basic earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.41	$ 1.40	$ 1.20	$ 1.34	$ 1.13	$ 1.02	$ 0.92	$ 0.98	$ 5.35	$ 4.06	$ 2.70
Income (loss) from discontinued operations (in dollars per share)									$ 0.07		$ (1.23)
Net income (in dollars per share)	$ 1.48	$ 1.40	$ 1.20	$ 1.34	$ 1.13	$ 1.02	$ 0.92	$ 0.98	$ 5.42	$ 4.06	$ 1.47
Diluted earnings per common share:
Income from continuing operations (in dollars per share)	$ 1.39	$ 1.38	$ 1.18	$ 1.32	$ 1.11	$ 1.01	$ 0.91	$ 0.96	$ 5.27	$ 3.99	$ 2.66
Income (loss) from discontinued operations (in dollars per share)									$ 0.07		$ (1.21)
Net income (in dollars per share)	$ 1.46	$ 1.38	$ 1.18	$ 1.32	$ 1.11	$ 1.01	$ 0.91	$ 0.96	$ 5.34	$ 3.99	$ 1.45
Outstanding equity awards
Shares excluded from calculation of diluted earnings per share									446	310	554
Weighted-average price per share (in dollars per share)									$ 59.68	$ 47.94	$ 38.02